Intangible Assets (Details) - Schedule of Intangible Assets - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 626,304	€ 408,470
Accumulated amortization	(64,606)	(39,464)
Intangible Assets Net	561,698	369,006
Software Development [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	338,120	368,705
Software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	248,419
Computer Application [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	33,755	33,755
Web Page [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 6,010	€ 6,010